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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4253
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                      MFS GOVERNMENT LIMITED MATURITY FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MFS(R) GOVERNMENT
LIMITED MATURITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT
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
MFS Government Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
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
BONDS - 99.5%
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ASSET BACKED & SECURITIZED - 3.1%
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Freddie Mac, 3.108%, 2035                                                                    $   1,262,335         $    1,254,040
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IMPAC CMB Trust, FRN, 4.15%, 2033                                                                2,650,237              2,650,460
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Thornburg Mortgage Securities Trust, FRN, 4.17%, 2043                                            5,944,133              5,931,482
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                                                                                                                   $    9,835,982
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MORTGAGE BACKED - 32.1%
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Fannie Mae, 4.5%, 2009                                                                       $     729,963         $      728,459
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Fannie Mae, 5.5%, 2014 - 2019                                                                   16,568,603             16,825,578
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Fannie Mae, 7%, 2015 - 2016                                                                      3,664,944              3,830,891
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Fannie Mae, 6.5%, 2016 - 2017                                                                    6,356,598              6,575,427
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Fannie Mae, 6%, 2017                                                                             4,597,480              4,729,896
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Fannie Mae, 5%, 2019                                                                             2,538,516              2,533,583
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Fannie Mae, 3.584%, 2033                                                                         2,077,380              2,068,216
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Fannie Mae, 3.591%, 2033                                                                         3,582,466              3,578,875
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Fannie Mae, 3.734%, 2033                                                                         5,400,494              5,335,978
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Freddie Mac, 4.5%, 2008                                                                          1,602,640              1,603,614
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Freddie Mac, 7.5%, 2015                                                                          1,359,744              1,435,812
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Freddie Mac, 6%, 2016 - 2017                                                                     6,742,525              6,930,122
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Freddie Mac, 5.5%, 2019 - 2025                                                                   8,582,742              8,689,976
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Freddie Mac, 5%, 2020 - 2023                                                                    13,775,171             13,795,787
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Freddie Mac, 3%, 2021                                                                            2,400,000              2,349,989
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Freddie Mac, FRN, 4.0681%, 2026                                                                  8,230,544              8,245,816
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Freddie Mac, FRN, 4.2181%, 2031                                                                  6,467,285              6,492,254
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Freddie Mac, TBA, 5.5%, 2020                                                                     5,000,000              5,071,875
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Ginnie Mae, 8.5%, 2010                                                                             178,357                181,640
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Ginnie Mae, 3.5%, 2032                                                                           1,209,237              1,219,526
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                                                                                                                   $  102,223,314
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U.S. GOVERNMENT AGENCIES - 31.0%
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Fannie Mae, 5%, 2007                                                                         $  13,000,000         $   13,098,384
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Fannie Mae, 6.625%, 2007                                                                         7,000,000              7,298,977
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Fannie Mae, 3.25%, 2007                                                                          5,000,000              4,884,345
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Fannie Mae, 4.25%, 2009                                                                          6,500,000              6,447,656
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Federal Home Loan Bank, 5.125%, 2006                                                            15,000,000             15,068,550
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Federal Home Loan Bank, 2.5%, 2006                                                              14,000,000             13,902,938
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Federal Home Loan Bank, 3.25%, 2006                                                             15,000,000             14,874,120
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Freddie Mac, 4.875%, 2007                                                                        2,100,000              2,114,963
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Freddie Mac, 4.25%, 2009                                                                        20,000,000             19,828,480
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Overseas Private Investment Corp., 0%, 2007                                                      1,343,593              1,350,047
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                                                                                                                   $   98,868,460
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U.S. TREASURY OBLIGATIONS - 33.3%
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U.S. Treasury Notes, 5.875%, 2005                                                            $   5,000,000         $    5,013,280
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U.S. Treasury Notes, 4.625%, 2006                                                                7,200,000              7,225,034
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U.S. Treasury Notes, 6.875%, 2006                                                               11,200,000             11,389,874
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U.S. Treasury Notes, 7%, 2006                                                                    5,000,000              5,109,375
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U.S. Treasury Notes, 2.375%, 2006                                                               17,000,000             16,754,299
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U.S. Treasury Notes, 6.5%, 2006                                                                 20,000,000             20,469,540
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U.S. Treasury Notes, 3.5%, 2006                                                                  6,700,000              6,653,676
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U.S. Treasury Notes, 6.125%, 2007                                                               11,000,000             11,383,713
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U.S. Treasury Notes, 3.25%, 2009                                                                10,000,000              9,711,330
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U.S. Treasury Notes, 3.375%, 2009                                                               13,000,000             12,611,014
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                                                                                                                   $  106,321,135
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Total Bonds                                                                                                        $  317,248,891
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REPURCHASE AGREEMENT - 1.5%
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Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $4,704,489
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                     $   4,703,000         $    4,703,000
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Total Investments                                                                                                  $  321,951,891
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OTHER ASSETS, LESS LIABILITIES - (1.0)%                                                                                (3,093,150)
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Net Assets - 100.0%                                                                                                $  318,858,741
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Abbreviations:
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
TBA = To Be Announced


See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $333,730,778
                                                                 ============
Gross unrealized depreciation                                     $(11,904,532)
Gross unrealized appreciation                                          125,645
                                                                  ------------
    Net unrealized appreciation (depreciation)                   $(11,778,887)
                                                                 ============

BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS.COM. READ IT CAREFULLY.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT LIMITED MATURITY FUND
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By (Signature and Title)* MARIA F. DWYER
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                          Maria F. Dwyer, President

Date: November 23, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
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By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
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* Print name and title of each signing officer under his or her signature.